18. Related Party Transactions (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CAD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 CAD ($) shares	Jun. 30, 2022 CAD ($)
Revenue from rendering of information technology consulting services		$ 317,973		$ 492,377	$ 585,615
Payment to Director of the Company			$ 250,000
Tangible exploration and evaluation assets		134,764		415,325	220,765
Addendum Payments - fees		1,672,988		881,842
Addendum Payments - fees - USD	$ 1,224,040		$ 648,020
Stock Based Compensations		953,845		2,422,516	8,035,506
Loss on shares-for-debt settlement		$ (56,924)		$ 157,502	$ 0
Issued capital
Issuance of shares on debt settlement, shares | shares			240,000	240,000